Cover Page	Dec. 10, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001936737
Document Period End Date	Dec. 10, 2024
Entity Registrant Name	EASTERN GAS TRANSMISSION AND STORAGE, INC.
Entity File Number	333-266049
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	55-0629203
Entity Address, Address Line One	10700 Energy Way
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	613-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false